Summary of Significant Accounting Policies and Significant Concentrations and Risks (Details 2) ¥ in Thousands, $ in Thousands	Dec. 31, 2018 CNY (¥)	Dec. 31, 2018 USD ($)	Dec. 31, 2017 CNY (¥)	Dec. 31, 2016 CNY (¥)
Cash	¥ 291,845	$ 42,447	¥ 378,054	¥ 506,642
Total restricted cash	312,536	$ 45,456	342,687
Financial Institution Concentration Risk [Member]
Cash	291,845		378,054
Total restricted cash	312,536		342,687
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in RMB [Member]
Cash	49,252		41,594
Total restricted cash	109,809		135,891
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in US [Member]
Cash	44,161		63,036
Total restricted cash	29,922		32,807
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in EURO [Member]
Cash	1,594		633
Total restricted cash	0		9,756
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in JPY [Member]
Cash	6,237		3
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in GBP [Member]
Cash	1		0
Financial Institution Concentration Risk [Member] | PRC entities [Member] | Denominated in other currencies [Member]
Cash	3		2
Total restricted cash	0		376
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in US [Member]
Cash	84,758		174,128
Total restricted cash	170,222		160,901
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in EURO [Member]
Cash	16,911		23,180
Total restricted cash	15		0
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in JPY [Member]
Cash	40,388		61,283
Total restricted cash	0		0
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated In THB [Member]
Cash	29,511		92
Financial Institution Concentration Risk [Member] | Non-PRC entities [Member] | Denominated in other currencies [Member]
Cash	19,029		14,103
Total restricted cash	¥ 2,568		¥ 2,956